STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 5. STOCKHOLDERS' EQUITY

Preferred Stock

As of February 28, 2013, the Company had 20,000,000 shares of preferred stock authorized, with none issued nor outstanding.

Common Stock

On May 18, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock for $9,000 cash. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

As of February 28, 2013, there are 480,000,000 Common Shares at $0.0001 par value authorized with 9,000,000 shares issued and outstanding.

NOTE 4.	STOCKHOLDERS' EQUITY

Common Stock

On May 18, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock at $0.001 per share for $9,000 cash to the founder of the Company. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

There are 20,000,000 Preferred Shares at $0.0001 par value authorized with none issued or outstanding.  There are 480,000,000 Common Shares at $0.0001 par value authorized with 9,000,000 shares issued and outstanding May 31, 2012 and 2011, respectively.